Other Assets - Summary of detailed information about other assets (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 245,502,780	$ 615,491,200
Asset management business [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	225,439,918	586,096,042
Others [Member]
Disclosure Of Detailed Information About Other Assets [Line Items]
Other assets	$ 20,062,862	$ 29,395,158